Convertible Notes (Details) - USD ($) $ / shares in Units, $ in Thousands				1 Months Ended	12 Months Ended
	Sep. 14, 2021	May 05, 2021	Apr. 14, 2021	Feb. 25, 2021	Dec. 31, 2021
Convertible Notes (Details) [Line Items]
Exercise price of warrants (in Dollars per share)			$ 1.54
Warrants, description					The Warrants are exercisable immediately for a period of five years for cash, at an exercise price of $0.8682 per ordinary share, subject to adjustment in the event of stock dividends and splits, or sales or grants of ordinary shares or ordinary share equivalents in certain transactions at less than the then current exercise price, or where the exercise price is higher than the then-current market price of the ordinary shares, on a cashless exercise basis, using the Black Scholes Value. The Warrants held by a particular holder will not be exercisable to the extent such conversion would result in such holder owning more than 9.9% of the number of ordinary shares outstanding after giving effect to the issuance of ordinary shares issuable upon exercise of such warrants calculated in accordance with Section 13(d) of the Exchange Act.
Warrants exercised (in Shares)					1,411,845,000
Ordinary shares exercised (in Shares)					2,054,688,000
Debt discount amortized					$ 15,097
Convertible notes (in Shares)					23,940,336
Interest expense					$ 9,945
Prior Private Placement Warrants [Member]
Convertible Notes (Details) [Line Items]
Amount of group sold			$ 15,300	$ 15,300
Conversion price per share (in Dollars per share)					$ 0.972
Accrued Interest percentage					8.00%
Percentage of number of ordinary shares					9.90%
Amount of issued additional		$ 15,300
Prior private placement warrants, description					The Prior Private Placement Warrants are exercisable immediately for a period of five years for cash, at an exercise price of $2.222 per ordinary share for the February 25 Warrants and $1.540 per ordinary share for the April 14 Warrants, subject to adjustment in the event of stock dividends and splits, or sales or grants of ordinary shares or ordinary share equivalents in certain transactions at less than the then current exercise price, or where the exercise price is higher than the then-current market price of the ordinary shares, on a cashless exercise basis, using the Black Scholes Value. The Prior Private Placement Warrants held by a particular holder will not be exercisable to the extent such conversion would result in such holder owning more than 9.9% of the number of ordinary shares outstanding after giving effect to the issuance of ordinary shares issuable upon exercise of such warrants calculated in accordance with Section 13(d) of the Exchange Act.
Amount converted or exercised					$ 1,570
February 25 Warrants [Member]
Convertible Notes (Details) [Line Items]
Exercise price of warrants (in Dollars per share)				$ 2.222
April 14 Notes [Member]
Convertible Notes (Details) [Line Items]
Amount of group sold			$ 1,000
February 25 Notes [Member]
Convertible Notes (Details) [Line Items]
Amount of group sold				$ 6,670
Warrants shares (in Shares)				11,695,906,000
April 14 Notes [Member]
Convertible Notes (Details) [Line Items]
Warrants shares (in Shares)			2,521,008,000
September 2021 Notes [Member]
Convertible Notes (Details) [Line Items]
Amount of group sold	$ 13,575,000
Accrued Interest percentage	8.00%
Percentage of number of ordinary shares	9.90%
Amount of issued additional	$ 13,750,000
September 14 Warrants [Member]
Convertible Notes (Details) [Line Items]
Warrants shares (in Shares)	37,396,694,000
September 2021 Private Placement Notes and Warrants [Member]
Convertible Notes (Details) [Line Items]
September 2021 private placement notes and warrants description	The September 2021 Notes have a two year term and are convertible into ordinary shares at the lower of (i) $0.6534 per share, (ii) 90% of the closing price of the ordinary shares on the date that the registration statement registering the underlying shares is declared effective, or (iii) in the event that the registration statement registering the underlying shares is not declared effective by the date that the shares underlying the September 2021 Notes are eligible to be sold, assigned or transferred under Rule 144, 90% of the closing price of the ordinary shares on such date.